              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON SEPTEMBER 4, 2002

                                                     REGISTRATION NOS. 333-

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.   [ ] Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                             THE MUNDER FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                 480 PIERCE STREET, BIRMINGHAM, MICHIGAN 48009
              (Address of Principal Executive Offices) (Zip code)

                 REGISTRANT'S TELEPHONE NUMBER: (248) 647-9200

                             STEPHEN J. SHENKENBERG
                           MUNDER CAPITAL MANAGEMENT
                               480 Pierce Street
                              Birmingham, MI 48009
                    (Name and Address of Agent for Service)

                                    Copy to:

                               JANE KANTER, ESQ.
                                    DECHERT
                              1775 Eye Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on October 4, 2002 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                             THE MUNDER FUNDS TRUST
                             Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

Form N-14                                   Prospectus/Proxy
Item No.                                    Statement Caption
---------                                   -----------------
Part A
Item 1.    Beginning of Registration  Cover Page
           Statement and Outside
           Front Cover Page of
           Prospectus
Item 2.    Beginning and Outside      Cover Page
           Back Cover Page of
           Prospectus
Item 3.    Fee Table, Synopsis        Summary
           Information and Risk
           Factors
Item 4.    Information About the      Letter to Shareholders;
           Transaction                Common Questions and Answers
                                      About the Proposed
                                      Reorganization; Summary;
                                      Reasons for the
                                      Reorganization; Information
                                      About the Reorganization
Item 5.    Information About the      Letter to Shareholders;
           Registrant                 Common Questions and Answers
                                      About the Proposed
                                      Reorganization; Summary;
                                      Comparison of Investment
                                      Objectives and Policies;
                                      Information About Management
                                      of the Money Market Fund and
                                      the Cash Investment Fund;
                                      Additional Information About
                                      the Money Market Fund and the
                                      Cash Investment Fund
Item 6.    Information About the      Summary; Comparison of
           Company Being Acquired     Investment Objectives and
                                      Policies; Information about
                                      Management of the Money
                                      Market Fund and the Cash
                                      Investment Fund; Additional
                                      Information About the Money
                                      Market Fund and the Cash
                                      Investment Fund

Form N-14                                   Prospectus/Proxy
Item No.                                    Statement Caption
---------                                   -----------------
Item 7.    Voting Information         Voting Information
Item 8.    Interest of Certain        Financial Highlights
           Persons and Experts
Item 9.    Additional Information     Not Applicable
           Required for Reoffering
           by Persons Deemed to be
           Underwriters

                                      Statement of Additional
                                      Information Caption
                                      -----------------------------
 Part B
 ------
---------                                   -----------------
Item 10.   Cover Page                 Cover Page
Item 11.   Table of Contents          Not Applicable
Item 12.   Additional Information     Statement of Additional
           About the Registrant       Information of The Munder
                                      Funds dated October 31,
                                      2001(1)
Item 13.   Additional Information     Statement of Additional
           About the Company Being    Information of The Munder
           Acquired                   Funds dated October 31,
                                      2001(1)
Item 14.   Financial Statements       Annual Report of The Munder
                                      Funds (Class A, B, C and Y)
                                      for fiscal year ended June
                                      30, 2002(2)

Part C
Item 15.   Indemnification
Item 16.   Exhibits
Item 17.   Undertakings

------------------------------------
(1) Incorporated herein by reference to the Registration Statement of the Registrant on Form N-1A dated October 29, 2001 (File No. 33-30913).

(2) Incorporated herein by reference to the Annual Report of the Registrant (Class A, B, C, and Y) on Form N-30D filed August 28, 2002 (File
    No. 811-07346).

                             THE MUNDER FUNDS, INC.

                            MUNDER MONEY MARKET FUND

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009
                                 (800) 239-3334

          SPECIAL MEETING OF SHAREHOLDERS TO BE HELD DECEMBER 11, 2002

Dear Shareholder:

     Please take note that a SPECIAL MEETING OF SHAREHOLDERS OF THE MUNDER MONEY MARKET FUND, a series of The Munder Funds, Inc. ("Company"), will be held on December 11, 2002, at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, at 10:00 a.m., Eastern time ("Meeting").

     The Board of Directors ("Board") of the Company has proposed that the Munder Money Market Fund ("Money Market Fund") be reorganized with and into the Munder Cash Investment Fund ("Cash Investment Fund"), a separate series of The Munder Funds Trust ("Trust"), to seek future economies of scale and to eliminate certain costs of running the Funds separately. If shareholders of the Money Market Fund approve the Agreement and Plan of Reorganization ("Reorganization Agreement") described in the accompanying materials, all of the assets of the Money Market Fund will be exchanged for an equivalent dollar amount of shares of the Cash Investment Fund on or about December 13, 2002 ("Reorganization"). The shares of the Cash Investment Fund will then be transferred to the shareholders of the Money Market Fund in complete liquidation of the Money Market Fund. The proposed transaction is intended to be a tax-free reorganization. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed Reorganization. WE STRONGLY INVITE YOUR PARTICIPATION BY ASKING YOU TO REVIEW THESE MATERIALS AND COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE.

     The Board believes that shareholders of the Money Market Fund will benefit from the proposed Reorganization. The proposed Reorganization will enable shareholders of the Money Market Fund to experience higher asset levels in the combined Cash Investment Fund, which will result in the fixed and relatively fixed costs associated with operating the Money Market Fund being spread over a larger asset base, thereby reducing per share expenses paid by Money Market Fund shareholders. While current shareholders of the Cash Investment Fund will likely not realize these same benefits immediately following the proposed Reorganization, they will hopefully benefit in a similar manner at some point in the future as the addition of the assets from the Money Market Fund moves the Cash Investment Fund closer to achieving certain economies of scale.

     THE BOARD STRONGLY URGES YOU TO VOTE FOR APPROVAL OF THE PROPOSED REORGANIZATION AGREEMENT.

     As a result of the Reorganization, the Money Market Fund would be combined with the Cash Investment Fund and you would become a shareholder of the Cash Investment Fund, receiving shares of the Cash Investment Fund having an aggregate net asset value equal to the aggregate net asset value of your investment in the Money Market Fund. No sales charges will be imposed as a result of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

     The Cash Investment Fund, like the Money Market Fund, seeks a high level of current interest income consistent with maintaining liquidity and stability of principal. Both the Money Market Fund and the Cash Investment Fund have engaged Munder Capital Management as both their investment adviser and their administrator. Both the Money Market Fund and the Cash Investment Fund also have a common distributor (Funds Distributor, Inc.).

     Detailed information about the proposed Reorganization and the reasons for it are contained in the enclosed materials. Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN DECEMBER 10, 2002.

     NOTE: You may receive more than one proxy package if you hold shares in more than one account. You must return separate proxy cards for separate holdings. We have provided postage-paid return envelopes for each, which require no postage if mailed in the United States.

     If you have any questions after considering the enclosed materials, please call 1-800-239-3334.
                                       Sincerely,

                                       [JAMES C. ROBINSON SIG]

                                       James C. Robinson
                                       President
                                       The Munder Funds, Inc.

                             THE MUNDER FUNDS, INC.

                            MUNDER MONEY MARKET FUND

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 11, 2002

To the Shareholders of
Munder Money Market Fund
     of The Munder Funds, Inc.

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Munder Money Market Fund ("Money Market Fund"), a series of The Munder Funds, Inc. ("Company"), will be held at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, on December 11, 2002, at 10:00 a.m., Eastern time, for the following purposes:

     (1) To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Money Market Fund by the Munder Cash Investment Fund ("Cash Investment Fund"), a series of The Munder Funds Trust ("Trust"), and the assumption of all liabilities of the Money Market Fund by the Cash Investment Fund in exchange for shares of the Cash Investment Fund and the subsequent liquidation of the Money Market Fund; and

     (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

     The Board of Directors has fixed the close of business on October 1, 2002, as the Record Date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof.

     EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

                                       By Order of the Board of Directors,

                                       [/s/ Stephen J. Shenkenberg]
                                       Stephen J. Shenkenberg
                                       Secretary

                PROXY STATEMENT/PROSPECTUS DATED OCTOBER 7, 2002

                             THE MUNDER FUNDS, INC.

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009
                                 (800) 239-3334

                       SPECIAL MEETING OF SHAREHOLDERS OF
                            MUNDER MONEY MARKET FUND
                          TO BE HELD DECEMBER 11, 2002

     This combined Proxy Statement and Prospectus ("Proxy Statement/ Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Directors ("Board") of the Munder Money Market Fund ("Money Market Fund"), a series of The Munder Funds, Inc. ("Company"), for a Special Meeting of Shareholders of the Money Market Fund ("Meeting"). The Meeting will be held on December 11, 2002, at 10:00 a.m., Eastern time, at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009.

     At the Meeting, shareholders of the Money Market Fund will be asked to consider and act upon the following proposals:

     (1) To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Money Market Fund by the Munder Cash Investment Fund ("Cash Investment Fund"), a series of The Munder Funds Trust ("Trust"), and the assumption of all liabilities of the Money Market Fund by the Cash Investment Fund in exchange for shares of the Cash Investment Fund and the subsequent liquidation of the Money Market Fund; and

     (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

     This Proxy Statement/Prospectus is soliciting shareholders of the Money Market Fund to approve an Agreement and Plan of Reorganization ("Reorganization Agreement"). The Reorganization Agreement contemplates the transfer of all of the assets of the Money Market Fund to the Cash Investment Fund and the assumption by the Cash Investment Fund of all of the liabilities of the Money Market Fund in exchange for shares of the Cash Investment Fund having an aggregate value equal to the net asset value of the Money Market Fund ("Reorganization"). The

Money Market Fund would then distribute to its shareholders the portion of the shares of the Cash Investment Fund to which each such shareholder is entitled. This would result in a liquidation of the Money Market Fund.

     Under the proposed Reorganization Agreement, each shareholder of the Money Market Fund would be entitled to receive shares of the Cash Investment Fund having an aggregate value equal to the aggregate value of the shares of the Money Market Fund held by that shareholder, as of the close of business on the business day of the closing of the Reorganization. You are being asked to approve the Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished. Because shareholders of the Money Market Fund are being asked to approve a transaction that will result in their holding shares of the Cash Investment Fund, this Proxy Statement also serves as a Prospectus for the Cash Investment Fund.

     If the Reorganization Agreement is approved by shareholders of the Money Market Fund, holders of Class A, Class B, Class C and Class Y shares of the Money Market Fund will receive Class A, Class B, Class C and Class Y shares, respectively, of the Cash Investment Fund. Subsequent to the Reorganization, any contingent deferred sales charge ("CDSC") that applied to a shareholder's Class B or Class C shares of the Money Market Fund at the time of Reorganization will continue to apply for the holding period applicable at the time of the Reorganization. In calculating any applicable CDSC, the period during which a shareholder held the Class B or Class C shares of the Money Market Fund will be included in the holding period.

     This transaction is being structured as a tax-free reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences." Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.

     The Money Market Fund is a diversified series of the Company. The Money Market Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Money Market Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Money Market Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

     The Cash Investment Fund is a diversified series of the Trust. The Cash Investment Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Cash Investment Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Cash Investment Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less. See "Comparison of Investment Objectives and Policies" in this Proxy Statement/Prospectus.

     Munder Capital Management ("MCM") serves as investment adviser for the Money Market Fund and the Cash Investment Fund. MCM is described in more detail under "Information About Management of the Money Market Fund and the Cash Investment Fund."

     This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Cash Investment Fund that a prospective investor should know before investing. A Statement of Additional Information dated October 7, 2002 relating to this Proxy Statement/Prospectus and the Reorganization is incorporated by reference into this Proxy Statement/Prospectus. If you would like to receive a copy of the Statement of Additional Information relating to this Proxy Statement/Prospectus and the Reorganization and any subsequent prospectuses, Statements of Additional Information or shareholder reports, call (800) 239-3334, or write the Funds at 480 Pierce Street, Birmingham, Michigan 48009 and you will be mailed one free of charge.

     The following documents have been filed with the Securities and Exchange Commission ("SEC"): (i) the Prospectus of the Money Market Fund and the Cash Investment Fund (Class A, Class B, and Class C shares) dated October 31, 2001, as supplemented on August 15, 2002; (ii) the Prospectus for the Money Market Fund and the Cash Investment Fund (Class Y shares) dated October 31, 2001, as supplemented on November 15, 2001, December 21, 2001 and August 15, 2002; (iii) the Statement of Additional Information for the Money Market Fund and the Cash Investment Fund dated October 31, 2001, as supplemented on January 24, 2002 and August 15, 2002; and (iv) the Annual Report for the Money Market Fund and the Cash Investment Fund (Class A, Class B, Class C and Class Y) dated June 30, 2002. In addition, on August 16, 2002, a post-effective amendment to the Prospectus and Statement of Additional Information of the Cash Investment Fund was filed with the SEC in order to add the Class B and Class C shares of that Fund and is expected to become effective on or about October 15, 2002. Copies of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released prospectuses, Statements of Additional Information or shareholder reports are available upon request and without charge by calling or writing to the Money Market Fund or the Cash Investment Fund at the telephone number or address listed for the Funds on the cover page of this Proxy Statement/Prospectus.

     Accompanying this Proxy Statement/Prospectus as Exhibit A is a copy of the Agreement and Plan of Reorganization pertaining to the transaction.

     MUTUAL FUND SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUND AND THE CASH INVESTMENT FUND SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/ PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                             Page
                                                             ----
COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED
  REORGANIZATION.........................................     11
SUMMARY..................................................     14
       Proposed Reorganization...........................     14
       Investment Objectives, Policies and
          Restrictions...................................     15
       Performance of the Money Market Fund and the Cash
          Investment Fund................................     15
       Summary Comparison of Fees and Expenses...........     17
       Example...........................................     21
       Purchase and Redemption Procedures................     23
       Exchange Privileges...............................     23
       Dividends and Distributions.......................     23
       Tax Consequences..................................     23
       Shareholder Voting Rights.........................     24
       Appraisal Rights..................................     24
       Risk Factors......................................     24
REASONS FOR THE REORGANIZATION...........................     25
INFORMATION ABOUT THE REORGANIZATION.....................     26
       Reorganization Agreement..........................     26
       Description of the Cash Investment Fund's
          Shares.........................................     29
       Federal Income Tax Consequences...................     29
       Capitalization....................................     30
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.........     30
       Investment Objectives of Each Fund................     31
       Primary Investments of Each Fund..................     31
       Portfolio Instruments and Practices...............     32
       Risk Factors......................................     34
FINANCIAL HIGHLIGHTS.....................................     35
HOW TO PURCHASE, SELL AND EXCHANGE SHARES................     40
       Purchasing Shares.................................     40
       Methods for Purchasing Shares.....................     42
       Exchanging Shares.................................     44
       Redeeming Shares..................................     45
       Additional Policies for Purchases, Exchanges and
          Redemptions....................................     47
       Shareholder Privileges............................     49

                                                             Page
                                                             ----
       Distribution Arrangements.........................     50
       12b-1 Fees........................................     53
       Other Information.................................     53
       Pricing of Fund Shares............................     54
       Distributions.....................................     54
       Federal Tax Consequences..........................     55
INFORMATION ABOUT MANAGEMENT OF THE MONEY MARKET FUND AND
  THE CASH INVESTMENT FUND...............................     56
       Investment Adviser................................     56
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS..........     57
       Shareholder Liability.............................     57
       Voting Rights.....................................     57
       Liquidation or Dissolution........................     58
       Liability of Directors/Trustees...................     58
       Rights of Inspection..............................     58
ADDITIONAL INFORMATION ABOUT THE
  MONEY MARKET FUND AND THE CASH INVESTMENT FUND.........     59
OTHER BUSINESS...........................................     60
VOTING INFORMATION.......................................     60
       Proxy Solicitation................................     60
       Quorum............................................     61
       Vote Required.....................................     61
       Effect of Abstentions and Broker "Non-Votes"......     62
       Adjournments......................................     62
       Share Information.................................     63
LEGAL MATTERS............................................     64
Exhibit A: Agreement and Plan of Reorganization..........    A-1

                          COMMON QUESTIONS AND ANSWERS
                       ABOUT THE PROPOSED REORGANIZATION

Q.  HOW WILL THE REORGANIZATION AFFECT ME?

A. The assets of the Money Market Fund will be combined with those of the Cash Investment Fund and you will become a shareholder of the Cash Investment Fund. Following the Reorganization, you will receive shares of the Cash Investment Fund that are equal in value to the shares of the Money Market Fund that you held immediately prior to the closing of the Reorganization. (Shareholders of Class A shares, Class B shares, Class C shares and Class Y shares of the Money Market Fund will receive Class A shares, Class B shares, Class C shares and Class Y shares, respectively, of the Cash Investment Fund.)

Q.  WHY IS THE REORGANIZATION BEING RECOMMENDED?

A. The primary purposes of the proposed Reorganization are to seek future economies of scale and to eliminate certain costs associated with operating the Money Market Fund and the Cash Investment Fund separately. We believe the Reorganization will benefit shareholders of the Money Market Fund without adversely impacting shareholders of the Cash Investment Fund.

    Shareholders of the Money Market Fund, especially the Class B and Class C shareholders, have recently experienced disappointingly low yields. Although the low yields can primarily be attributed to the temporarily declining interest-rate environment, we believe the Cash Investment Fund is in a better position to weather adverse changes in market conditions now and in the future. In addition, the Money Market Fund is a relatively small fund with a high number of small accounts and a slow growth rate. All of these factors drive up the Fund's expense ratio. Without a significant increase in assets, yields will continue to suffer. If yields remain low, investors will seek other higher yielding alternatives and expense ratios will likely rise, causing yields to drop even further. Accordingly, we feel merging the Money Market Fund into the Cash Investment Fund would be in the best interests of the Money Market Fund's shareholders.

    The Money Market Fund and the Cash Investment Fund have identical investment objectives and policies, as described in detail below. The Reorganization will result in combining the assets of these two Funds and consolidating their operations.

     Combining the assets of the Funds is intended to provide various benefits to shareholders of the Money Market Fund who become shareholders of the Cash Investment Fund (as well as to existing and future investors of the Cash Investment Fund). For example, the proposed Reorganization will enable shareholders of the Money Market Fund to experience higher asset levels in the combined Cash Investment Fund, which will result in the fixed and relatively fixed costs associated with operating the Money Market Fund, such as transfer agency, accounting and printing expenses, being spread over a larger asset base, thereby reducing per share expenses paid by Money Market Fund shareholders. It is not anticipated that current shareholders of the Cash Investment Fund will realize these same benefits as a result of the proposed Reorganization but will hopefully benefit in a similar manner at some point in the future as the addition of the assets from the Money Market Fund moves the Cash Investment Fund closer to achieving certain economies of scale. (See also the next question regarding operating expenses of the Funds.) Higher asset levels also should benefit portfolio management by permitting larger individual portfolio investments that may result in reduced transaction costs and/or more favorable pricing.

Q. HOW DO THE FEES PAID BY THE CASH INVESTMENT FUND COMPARE TO THOSE PAYABLE BY THE MONEY MARKET FUND?

A. Both the management fees and the total per share operating expenses of the Cash Investment Fund are lower than those of the Money Market Fund. Pro forma fee and expense information is included for your reference in this Proxy Statement/Prospectus.

Q. WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER TRANSACTIONAL FEE IN CONNECTION WITH THE REORGANIZATION?

A. No. The full value of your shares of the Money Market Fund will be exchanged for shares of the indicated class of the Cash Investment Fund without any sales load, commission or other transactional fee being imposed. MCM will bear all of the expenses of both Funds in connection with the Reorganization, except for brokerage fees and brokerage expenses associated with the Reorganization.

Q. WHO WILL SERVE AS INVESTMENT ADVISER AND PROVIDE OTHER SERVICES TO THE CASH INVESTMENT FUND?

A. The Cash Investment Fund has the same investment adviser (MCM), the same administrator (also MCM) and the same distributor (Funds Distributor, Inc.) as the Money Market Fund.

Q.   WILL I HAVE TO PAY ANY FEDERAL INCOME TAXES AS A RESULT OF THE
     REORGANIZATION?

A. The transaction is intended to qualify as a tax-free reorganization for Federal income tax purposes. Accordingly, shareholders will not recognize taxable gain or loss as a result of the Reorganization. As a condition to the closing of the Reorganization, the Money Market Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the IRS or the courts.

Q. WILL I CONTINUE TO BE ABLE TO EXCHANGE MY SHARES FOR SHARES OF OTHER FUNDS OF THE MUNDER FAMILY OF MUTUAL FUNDS?

A. Yes. Holders of Class A, Class B, Class C and Class Y shares of the Money Market Fund may, either before or after the Reorganization, exchange their shares for shares of the same class of other funds of the Company, the Trust and The Munder Framlington Funds Trust ("Munder Funds"), subject to certain restrictions described in the prospectus of each fund. Before requesting any such exchange, shareholders should carefully review the applicable prospectus for the other fund to ensure that the fund meets their investment objectives and needs.

                                    SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization ("Reorganization Agreement"), a copy of which is attached to this Proxy Statement/ Prospectus as Exhibit A.

PROPOSED REORGANIZATION

     At a meeting of the Board on August 13, 2002, the Board approved the Reorganization Agreement. Subject to the approval of the shareholders of the Money Market Fund, the Reorganization Agreement provides for:

     - the transfer of all of the assets of the Money Market Fund to the Cash Investment Fund and the assumption by the Cash Investment Fund of all of the liabilities of the Money Market Fund in exchange for shares of the Cash Investment Fund having an aggregate value equal to the assets and liabilities of the Money Market Fund;

     - the distribution to each of the shareholders of the Money Market Fund of shares of the Cash Investment Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Money Market Fund held by that shareholder; and

     - the complete liquidation of the Money Market Fund.

     We expect the Reorganization to be effective upon the close of business on December 13, 2002, or on a later date as the parties may agree ("Closing Date"). As a result of the Reorganization, each shareholder of the Money Market Fund will become the owner of the number of full and fractional shares of the Cash Investment Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Money Market Fund shares as of the close of business on the Closing Date. Shareholders of Class A shares, Class B shares, Class C shares and Class Y shares of the Money Market Fund will receive Class A shares, Class B shares, Class C shares and Class Y shares, respectively, of the Cash Investment Fund. See "Information About the Reorganization" below.

     For the reasons set forth below under "Reasons for the Reorganization," the Board of Directors of the Company, including all of the Directors who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) of the Company ("Independent Directors"), has concluded that the Reorganization would be in the best interests of the shareholders of the

Money Market Fund and that the interests of the Money Market Fund's existing shareholders would not be diluted as a result of the Reorganization, and therefore has submitted the Reorganization Agreement for approval to you, the Money Market Fund's shareholders. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION AGREEMENT EFFECTING THE REORGANIZATION. The Board of Trustees for the Trust has also approved the Reorganization on behalf of the Cash Investment Fund.

     Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the Money Market Fund with all classes voting together and not by class. See "Voting Information."

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The Money Market Fund and the Cash Investment Fund have identical investment objectives and policies and have substantially similar investment restrictions. The goal of both the Money Market Fund and the Cash Investment Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

     Each Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. Each Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

PERFORMANCE OF THE MONEY MARKET FUND AND THE CASH INVESTMENT FUND

     The bar charts and tables that follow give some indication of the risk of an investment in the Funds. The bar charts show each Fund's performance for each calendar year since inception. The table shows the Funds' average annual total returns for different calendar periods over the life of each Fund. When you consider this information, please remember the Funds' performance in past years is not necessarily an indication of how the Funds will perform in the future.

     The annual returns in the bar charts, the best and worst quarter returns and the average annual total return chart are those of each Fund's Class Y shares. Please see "Summary Comparison of Fees and Expenses" below for information about the difference between the share classes. Performance for Class A, Class B and Class C shares, net of any sales charges (loads) and shareholder servicing fee/12b-1 fees would have been substantially similar to that of the Class Y shares of the Funds because the shares are invested in the same portfolio of securities and have the same portfolio management. However, the performance of the Class A, Class B and Class C shares would have been lower than that of the Class Y shares because of the higher fees and expenses of those classes of shares.

CASH INVESTMENT FUND CLASS Y
Total Return (%)
(per calendar year)

                      CASH INVESTMENT FUND CLASS Y GRAPHIC

YEAR TO DATE THROUGH JUNE 30, 2002: 0.84%
BEST QUARTER: 1.62% (quarter ended March 31, 1991)
WORST QUARTER: 0.54% (quarter ended December 31, 2001)

MONEY MARKET FUND CLASS Y
Total Return (%)
(per calendar year)

                       MONEY MARKET FUND CLASS Y GRAPHIC

YEAR TO DATE THROUGH JUNE 30, 2002: 0.65%
BEST QUARTER: 1.52% (quarter ended September 30, 2000)
WORST QUARTER: 0.48% (quarter ended December 31, 2001)

     The table below shows what the average annual total returns each Fund would have been for certain periods.

                          AVERAGE ANNUAL TOTAL RETURN
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

-----------------------------------------------------------------------------------------
                                                                                SINCE
                                                                              INCEPTION
                                                          SINCE INCEPTION    OF THE CASH
                                                           OF THE MONEY       INVESTMENT
                         1 YEAR    5 YEARS    10 YEARS    MARKET FUND(1)       FUND(2)
-----------------------------------------------------------------------------------------
 Money Market Fund(1)    3.74%      4.86%         --           4.67%               --
-----------------------------------------------------------------------------------------
 Cash Investment
 Fund(2)                 3.82%      5.02%       4.55%            --              4.88%
-----------------------------------------------------------------------------------------

------------------------------------
(1) The Money Market Fund commenced operations on August 18, 1993.

(2) The Cash Investment Fund commenced operations on March 14, 1990.

     You may call 1-800-438-5789 to obtain each Fund's current 7-day yield.

SUMMARY COMPARISON OF FEES AND EXPENSES

     The following tables compare the fees and expenses of each class of the Money Market Fund and the Cash Investment Fund and show the estimated fees and expenses for each class on a pro forma basis, giving effect to the proposed Reorganization. We have estimated these pro forma numbers in good faith, based on information contained in the Annual Reports for the previous fiscal year for each class of shares for each Fund, with certain adjustments.

     The fee and expense information shown on the table below is organized as follows:

     - Column 1 reflects the actual fees and expenses of each class of the Money Market Fund calculated at the Fund's fiscal year end, June 30, 2002.

     - Column 2 reflects the actual fees and expenses of each class of the Cash Investment Fund calculated at the Fund's fiscal year end, June 30, 2002.

     - Column 3 reflects the pro forma fees and expenses of the Cash Investment Fund as if the Reorganization had occurred on June 30, 2002. These pro forma fees and expenses have been adjusted to reflect any expected savings that may occur as a result of the Funds being combined in the Reorganization.

                                           MONEY       CASH
                                           MARKET   INVESTMENT   COMBINED
                                            FUND       FUND      PRO FORMA
             CLASS A SHARES                ------   ----------   ---------
Shareholder Fees (fees paid directly from
  your investment)
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering
  price).................................   None       None         None
Maximum Deferred Sales Charge (Load) (as
  a percentage of redemption proceeds)...   None(a)    None(b)      None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends                      None       None         None
Redemption Fee...........................   None       None         None
Exchange Fee.............................   None       None         None
Annual Fund Operating Expenses (expenses
  that are deducted from Fund assets) (as
  a percentage of average net assets)
  Management Fee.........................  0.40%      0.35%        0.35%
  Distribution and/or Service (12b-1)
    Fees.................................  0.25%      0.25%        0.25%
  Other Expenses.........................  0.41%      0.16%        0.17%
Total Annual Fund Operating Expenses.....  1.06%      0.76%        0.77%

                                           MONEY       CASH
                                           MARKET   INVESTMENT   COMBINED
                                            FUND     FUND (C)    PRO FORMA
             CLASS B SHARES                ------   ----------   ---------
Shareholder Fees (fees paid directly from
  your investment).......................
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering
  price).................................   None       None         None
Maximum Deferred Sales Charge (Load) (as
  a percentage of redemption proceeds)...     5%(d)      5%(d)        5%(d)
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends...................   None       None         None
Redemption Fee...........................   None       None         None
Exchange Fee.............................   None       None         None
Annual Fund Operating Expenses (expenses
  that are deducted from Fund assets) (as
  a percentage of average net assets)
  Management Fee.........................  0.40%      0.35%        0.35%
  Distribution and/or Service (12b-1)
    Fees.................................  1.00%      1.00%        1.00%
  Other Expenses.........................  0.41%      0.16%        0.17%
Total Annual Fund Operating Expenses.....  1.81%      1.51%        1.52%

                                           MONEY       CASH
                                           MARKET   INVESTMENT   COMBINED
                                            FUND     FUND (C)    PRO FORMA
             CLASS C SHARES                ------   ----------   ---------
Shareholder Fees (fees paid directly from
  your investment).......................
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering
  price).................................   None       None         None
Maximum Deferred Sales Charge (Load) (as
  a percentage of redemption proceeds)...     1%(e)      1%(e)        1%(e)
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends...................   None       None         None
Redemption Fee...........................   None       None         None
Exchange Fee.............................   None       None         None
Annual Fund Operating Expenses (expenses
  that are deducted from Fund assets) (as
  a percentage of average net assets)
  Management Fee.........................  0.40%      0.35%        0.35%
  Distribution and/or Service (12b-1)
    Fees.................................  1.00%      1.00%        1.00%
  Other Expenses.........................  0.41%      0.16%        0.17%
Total Annual Fund Operating Expenses.....  1.81%      1.51%        1.52%

                                           MONEY       CASH
                                           MARKET   INVESTMENT   COMBINED
                                            FUND       FUND      PRO FORMA
             CLASS Y SHARES                ------   ----------   ---------
Shareholder Fees (fees paid directly from
  your investment)
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering
  price).................................   None       None         None
Maximum Deferred Sales Charge (Load) (as
  a percentage of redemption proceeds)...   None       None         None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends...................   None       None         None
Redemption Fee...........................   None       None         None
Exchange Fee.............................   None       None         None
Annual Fund Operating Expenses (expenses
  that are deducted from Fund assets) (as
  a percentage of average net assets)
  Management Fee.........................  0.40%      0.35%        0.35%
  Other Expenses.........................  0.41%      0.16%        0.17%
Total Annual Fund Operating Expenses.....  0.81%      0.51%        0.52%

------------------------------------
(a) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem Class A shares of the Money Market Fund that were acquired through an exchange from another Munder Fund or Funds that you purchased as part of an investment of $1,000,000 or more, and your redemption occurs within one year of your original Munder Fund purchase(s), a 1% CDSC will apply upon redemption. Any CDSC on Class A shares of the Money Market Fund that was applicable on the Reorganization Date will continue to apply after the Reorganization and will continue to age from the date of the original Munder Fund purchase(s).

(b) Effective October 31, 2002, if you redeem Class A shares of the Cash Investment Fund that were acquired after October 31, 2002 through an exchange from another Munder Fund or Funds that you purchased as part of an investment of $1,000,000 or more, and your redemption occurs within one year of your original Munder Fund purchase(s), a 1% CDSC will apply upon redemption. For purposes of this CSDC, Class A shares of the Cash Investment Fund received in the Reorganization will continue to age from the date of the original Munder Fund purchase(s) rather than from the date the Class A shares of the Money Market Fund were acquired.

(c) Expenses for Class B shares and Class C shares, which had not commenced operations as of the date of this Proxy/Prospectus, are based on historical information for Class A shares.

(d) The CDSC payable upon redemption of Class B shares declines over time.

(e) The CDSC applies to redemptions of Class C shares within one year of purchase.

EXAMPLE

     This Example is intended to help you compare the cost of investing in each Fund and the combined Cash Investment Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
MONEY MARKET FUND                       $108      $337       $585       $1,294
CASH INVESTMENT FUND                    $ 78      $243       $422       $  942
PRO FORMA: THE FUNDS COMBINED           $ 79      $246       $428       $  954

Class B Shares Assuming You Sold Your Shares at the End of the Period

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
MONEY MARKET FUND                       $684      $869      $1,180      $1,930*
CASH INVESTMENT FUND                    $654      $777      $1,024      $1,599*
PRO FORMA: THE FUNDS COMBINED           $655      $780      $1,029      $1,610*

------------------------------------
* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

Class B Shares Assuming You Stayed in the Fund

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
MONEY MARKET FUND                       $184      $569       $980       $1,930*
CASH INVESTMENT FUND                    $154      $477       $824       $1,599*
PRO FORMA: THE FUNDS COMBINED           $155      $480       $829       $1,610*

------------------------------------
* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

Class C Shares Assuming You Sold Your Shares at the End of the Period

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
MONEY MARKET FUND                       $284      $569       $980       $2,127
CASH INVESTMENT FUND                    $254      $477       $824       $1,802
PRO FORMA: THE FUNDS COMBINED           $255      $480       $829       $1,813

Class C Shares Assuming You Stayed in the Fund

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
MONEY MARKET FUND                       $184      $569       $980       $2,127
CASH INVESTMENT FUND                    $154      $477       $824       $1,802
PRO FORMA: THE FUNDS COMBINED           $155      $480       $829       $1,813

Class Y Shares

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
MONEY MARKET FUND                       $83       $259       $450       $1,002
CASH INVESTMENT FUND                    $52       $164       $285       $  640
PRO FORMA: THE FUNDS COMBINED           $53       $167       $291       $  653

     Following the Reorganization and in the ordinary course of business as a mutual fund, certain holdings of the Money Market Fund that are transferred to the Cash Investment Fund in connection with the Reorganization may be sold. Any sales of the Money Market Fund's holdings may result in additional transaction costs for the Cash Investment Fund (which will not be assumed or paid by MCM) and will be a taxable event that will result in the realization of taxable gains or losses from such sales for the Cash Investment Fund.

PURCHASE AND REDEMPTION PROCEDURES

     Purchases and redemptions of shares are subject to certain minimum investment requirements, charges, and waivers of charges applicable to the various classes of both the Money Market Fund and the Cash Investment Fund. For details on how to purchase or redeem shares of either Fund, see "How to Purchase, Sell and Exchange Shares."

EXCHANGE PRIVILEGES

     You may exchange shares of each class of each Fund for shares of the same class in other Munder Funds to the extent the class exists and shares are offered for sale in the shareholder's state of residence and subject to any applicable sales charge. You may exchange Class C shares of each Fund for Class C or Class II shares of other Munder Funds, based on their relative net asset values ("NAVs"). Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate in effect before the exchange. We will not impose any exchange fee on any of these exchange privileges. Any exchange will be a taxable event for which you may have to recognize a gain or loss under Federal income tax law. We reserve the right to amend or terminate the exchange privilege at any time. See "How to Purchase, Sell and Exchange Shares -- Exchanging Shares," below.

DIVIDENDS AND DISTRIBUTIONS

     The Money Market Fund and the Cash Investment Fund each declare dividends from net investment income daily and pay them monthly. Both Funds distribute net realized capital gains, if any, at least annually. As described in more detail in "How to Purchase, Sell and Exchange Shares -- Distributions," below, dividends are generally subject to Federal income tax. For both Funds, all dividends and distributions are reinvested automatically in additional shares of the respective Fund at net asset value, without a sales charge or CDSC, unless the shareholder elects to be paid in cash. Following the Reorganization, Money Market Fund shareholders that have elected to receive distributions in cash will continue to receive distributions in such manner from the Cash Investment Fund. See "How to Purchase, Sell and Exchange Shares -- Distributions" in the Proxy Statement/Prospectus for more information.

TAX CONSEQUENCES

     Prior to completion of the Reorganization, the Money Market Fund will have received from counsel an opinion to the effect that the

Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. See "Information about the Reorganization -- Federal Income Tax Consequences."

SHAREHOLDER VOTING RIGHTS

     Neither the Money Market Fund, a series of a Maryland corporation, nor the Cash Investment Fund, a series of a Massachusetts business trust, holds annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Directors/ Trustees at such time as fewer than a majority of Directors/Trustees holding office have been elected by shareholders. Either Fund will hold a shareholder meeting upon the written request of shareholders holding at least 10% of that Fund's outstanding shares.

APPRAISAL RIGHTS

     Under the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust, shareholders of the Cash Investment Fund do not have appraisal rights in connection with a combination or acquisition of the assets of another entity. Under the laws of the State of Maryland and the Company's Articles of Incorporation, shareholders of the Money Market Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the Money Market Fund by another entity.

RISK FACTORS

     Because the Money Market Fund and the Cash Investment Fund invest in identical types of securities, investment in these Funds involves identical investment risks. See "Comparison of Investment Objectives and Policies" herein.

     Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

     Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rates changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by each Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

     Prepayment Risk. The Funds may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, each Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce each Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce each Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

                         REASONS FOR THE REORGANIZATION

     Currently, the Money Market Fund and the Cash Investment Fund are investment portfolios of separate open-end management investment companies, and each Fund must separately bear certain costs of its own operations. Consolidating their separate operations should generally benefit the shareholders of both Funds by promoting more efficient operations on a more cost-effective basis. Also, combining assets of the Funds should create future economies of scale resulting from the larger asset base of the combined fund after the Reorganization. However, there can be no assurance that the combination of the Funds will produce more efficient operations on a cost-effective basis or that economies of scale will be realized.

     MCM believes that certain investment management efficiencies and other benefits could be realized through the combination of the Funds. The Reorganization would permit the shareholders of the Money Market Fund to pursue their investment goals in a larger fund that has investment objectives, policies and restrictions that are identical with those of the Money Market Fund. A larger fund should enhance the ability of MCM to effect portfolio transactions on more favorable terms and give MCM greater investment flexibility and the ability to select a larger number of portfolio securities with the attendant benefits of increased diversification. A larger fund should also not be as significantly affected in the event of high levels of shareholder redemptions. In addition, the larger aggregate net assets should enable the combined fund over the long term to obtain the benefits of economies of scale, permitting the reduction of certain costs and expenses which may result in lower overall expense ratios through the spreading of fixed costs of operations over a larger asset base. As a general rule, economies of scale can be realized with respect to fixed expenses, such as printing costs and fees for certain professional services, although expenses that are based on the value of assets or on the number of shareholder accounts, such as transfer agent fees, would be largely unaffected by the Reorganization. Moreover, we cannot assure you that economies of scale can be realized.

     In light of the foregoing considerations, the Board of Directors of the Company unanimously concluded that the Reorganization is in the best interests of the Money Market Fund and its shareholders and that the Reorganization would not result in a dilution of the interests of the Money Market Funds shareholders. Similarly, the Board of Trustees of the Trust also approved the Reorganization and determined that it is in the best interests of the Cash Investment Fund and its shareholders to acquire the assets of the Money Market Fund and that the interests of the Cash Investment Fund's shareholders would not be diluted as a result of the Reorganization.

                      INFORMATION ABOUT THE REORGANIZATION

REORGANIZATION AGREEMENT

     The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached to this Proxy Statement/Prospectus as Exhibit A. The Reorganization Agreement provides that the Cash Investment Fund will acquire all of the assets, subject to all of the liabilities, of the Money Market Fund in exchange for shares of the Cash Investment Fund. Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur on the Closing Date, or such later date as may be agreed upon by the parties. The net asset value per share of the Money Market Fund and the net asset value per share of the Cash Investment Fund will be determined by dividing the combined Cash Investment Fund's assets, less liabilities, by the total number of its outstanding shares.

     Both the Money Market Fund and the Cash Investment Fund will utilize State Street Bank and Trust Company to determine the value of their respective portfolio securities. The Money Market Fund and the Cash Investment Fund also will use the same independent pricing services to determine the value of each security so that State Street Bank and Trust

Company can determine the aggregate value of each Fund's portfolio. The method of valuation employed will be in accordance with the procedures described in the current prospectuses, as set forth in the Reorganization Agreement, which is consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC.

     The number of full and fractional shares of the Cash Investment Fund you will receive in the Reorganization will be equal in value to the value of your Money Market Fund shares as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the Closing Date. As promptly as practicable after the Closing Date, the Money Market Fund will liquidate and distribute pro rata to its shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the Cash Investment Fund received by the Money Market Fund in the Reorganization. We will accomplish the liquidation and distribution with respect to each class of the Money Market Fund's shares by the transfer of the Cash Investment Fund shares then credited to the account of the Money Market Fund on the books of the Cash Investment Fund to open accounts on the share records of the Cash Investment Fund in the names of the Money Market Fund shareholders. The aggregate net asset value of Class A, Class B, Class C and Class Y Cash Investment Fund shares to be credited to Class A, Class B, Class C and Class Y Money Market Fund shareholders, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of common stock ($0.01 par value per share) of the Money Market Fund of the corresponding class owned by Money Market Fund shareholders on the Closing Date. All issued and outstanding shares of the Money Market Fund will simultaneously be canceled on the books of the Money Market Fund, although share certificates representing interests in Class A, Class B, Class C and Class Y shares of the Money Market Fund will represent a number of Class A, Class B, Class C and Class Y shares, respectively, of Cash Investment Fund shares after the Closing Date. The Cash Investment Fund will not issue certificates representing the Class A, Class B, Class C and Class Y Cash Investment Fund shares issued in connection with such exchange.

     After such distribution, the Company will take all necessary steps under Maryland law, the Company's Articles of Incorporation and any other applicable law to effect a complete dissolution of the Money Market Fund.

     The Board of Directors of the Company has determined, with respect to the Money Market Fund, and the Board of Trustees of the Trust has determined, with respect to the Cash Investment Fund, that the interests of shareholders of each of those Funds will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of each of those Funds and its shareholders. MCM will bear the expenses of the Reorganization, including the cost of a proxy soliciting agent that has been retained.

     The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the consummation of the Reorganization, before or after approval by the shareholders of the Money Market Fund, if circumstances should develop that, in the Board's opinion, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Company and the Trust may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (i) the Reorganization Agreement be approved by shareholders of the Money Market Fund; and (ii) the Company receive the opinion of the Company's counsel that the transaction contemplated by the Reorganization Agreement will constitute a tax-free reorganization for Federal income tax purposes.

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the shares of the Money Market Fund, with all classes voting together and not by class. See "Voting Information." If the Reorganization Agreement is not approved by the shareholders of the Money Market Fund, or is not consummated for any other reason, the Board will consider other possible courses of action.

     THE BOARD OF DIRECTORS OF THE COMPANY, INCLUDING ALL OF THE INDEPENDENT DIRECTORS, HAS UNANIMOUSLY RECOMMENDED APPROVAL OF THE REORGANIZATION AGREEMENT.

     Shareholders of the Money Market Fund as of the Record Date will receive shares of the Cash Investment Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights, except for Class B shares, as more fully described below in "How to Purchase, Sell and Exchange Shares."

DESCRIPTION OF THE CASH INVESTMENT FUND'S SHARES

     Full and fractional shares of the respective class of shares of beneficial interest of the Cash Investment Fund will be issued to the Money Market Fund's shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Cash Investment Fund no longer issues share certificates. The shares of the Cash Investment Fund to be issued to Money Market Fund shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, except for Class B shares, as more fully described below in "How to Purchase, Sell and Exchange Shares."

FEDERAL INCOME TAX CONSEQUENCES

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the Reorganization by the Cash Investment Fund, the Money Market Fund, or the shareholders of the Money Market Fund. As a condition to the closing of the Reorganization, the Money Market Fund will receive a legal opinion to that effect. That opinion will be based upon certain representations and warranties made by the Money Market Fund and the Cash Investment Fund and certifications received from each of the Funds and certain of their service providers.

     Immediately prior to the Reorganization, the Money Market Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Money Market Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Money Market Fund's shareholders.

     You should consult your tax advisor regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table shows the capitalization of the Money Market Fund and the Cash Investment Fund as of June 30, 2002, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

                                        AS OF JUNE 30, 2002
                          ------------------------------------------------
                          MONEY MARKET   CASH INVESTMENT   PRO FORMA AFTER
     CLASS A SHARES           FUND            FUND         REORGANIZATION
     --------------       ------------   ---------------   ---------------
Net Assets..............  $11,703,599     $123,370,332       135,073,931
Net asset value per
  share.................     $1.00           $1.00             $1.00
Shares outstanding......   11,706,424      123,370,517       135,076,941

                                        AS OF JUNE 30, 2002
                          ------------------------------------------------
                          MONEY MARKET   CASH INVESTMENT   PRO FORMA AFTER
     CLASS B SHARES           FUND            FUND         REORGANIZATION
     --------------       ------------   ---------------   ---------------
Net Assets..............  $35,448,780         N/A           $ 35,448,780
Net asset value per
  share.................     $1.00         $1.00(a)            $1.00
Shares outstanding......   35,450,379         N/A             35,450,379

                                        AS OF JUNE 30, 2002
                          ------------------------------------------------
                          MONEY MARKET   CASH INVESTMENT   PRO FORMA AFTER
     CLASS C SHARES           FUND            FUND         REORGANIZATION
     --------------       ------------   ---------------   ---------------
Net Assets..............  $12,988,809         N/A           $ 12,988,809
Net asset value per
  share.................     $1.00         $1.00(a)            $1.00
Shares outstanding......   12,989,462         N/A             12,989,462

                                        AS OF JUNE 30, 2002
                          ------------------------------------------------
                          MONEY MARKET   CASH INVESTMENT   PRO FORMA AFTER
     CLASS Y SHARES           FUND            FUND         REORGANIZATION
     --------------       ------------   ---------------   ---------------
Net Assets..............  $12,459,328     $251,633,834      $264,093,162
Net asset value per
  share.................     $1.00           $1.00             $1.00
Shares outstanding......   12,460,303      251,636,422       264,096,725

------------------------------------
(a) The net asset values per share for Class B and Class C shares, which had not commenced operations as of the date of this Proxy/Prospectus, are estimated based on the net asset value per share for Class A shares.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The following discussion comparing investment objectives, policies and restrictions of the Money Market Fund and the Cash Investment Fund is based upon and qualified in its entirety by the respective investment objectives, policies and restrictions sections of the prospectuses of the Money Market Fund and the Cash Investment Fund dated October 31, 2001 with respect to all classes of shares, as supplemented August 15, 2002 with respect to Class A, Class B and Class C shares and November 15, 2001, December 21, 2001 and August 15, 2002 with respect to Class Y shares. In addition, on August 16, 2002, a post-effective amendment to the Prospectus of the Cash Investment Fund was filed with the SEC in order to add the Class B and Class C shares of that Fund and is expected to become effective on or about October 15, 2002.

INVESTMENT OBJECTIVES OF EACH FUND

     The investment objective of both the Money Market Fund and the Cash Investment Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. However, the Money Market Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote. The Cash Investment Fund's investment objective may be changed by the Board without shareholder approval. Shareholders of the Cash Investment Fund would be notified of any such change.

PRIMARY INVESTMENTS OF EACH FUND

     Each Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments. Each Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less. Each Fund's investments may include fixed and variable rate securities.

     As of June 30, 2002, each Fund's portfolio was invested in the same four basic types of securities in the following percentages:

                                   MONEY MARKET    CASH INVESTMENT
       TYPE OF SECURITY                FUND             FUND
       ----------------            ------------    ---------------
Commercial Paper...............       52.35%            56.45%
Certificates of Deposit........       23.38%            23.08%
Corporate Bonds and Notes......        0.87%             4.71%
Repurchase Agreements..........       23.40%            15.16%
                                     -------           -------
                                     100.00%           100.00%

PORTFOLIO INSTRUMENTS AND PRACTICES

     Asset-Backed Securities. Subject to applicable maturity and credit criteria, each Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case a Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

     Foreign Securities. Each Fund may invest up to 25% of total assets in U.S. dollar denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by a Fund in foreign securities involve risks in addition to those of U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

     Guaranteed Investment Contracts. Each Fund may invest in guaranteed investment contracts. Guaranteed investment contracts are agreements of a Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to a Fund's limitation on illiquid investments.

     When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

     Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

     Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.

     Securities Lending. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. Securities lending may represent no more than 33 1/3% of the value of the Money Market Fund's total assets (including the loan on collateral) and no more than 25% of the value of the Cash Investment Fund's total assets (including the loan on collateral). The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money. Each Fund's securities lending percentage limitation is a fundamental investment restriction that may not be changed without a shareholder vote.

     Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. For each Fund, this is a fundamental policy which can be changed only by shareholders. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

     Additional Investment Restrictions. In addition to the restrictions described above, each Fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the outstanding securities (as defined in the 1940 Act) of that Fund. These restrictions are set forth in the Statement of Additional Information for each Fund.

RISK FACTORS

     Both the Money Market Fund and the Cash Investment Fund are subject to the following principal investment risks:

     Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for a Fund to sell.

     Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by a Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by a Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

     Prepayment Risk. A Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce a Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce a Fund's yield, increase the volatility of a Fund and/or cause a decline in net-asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors. The independent auditors report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789. Financial Highlights for Class B and Class C shares of the Cash Investment Fund are not provided as those classes had not yet commenced operations as of the date of this Proxy/Prospectus.

                                               CASH INVESTMENT FUND (A)
                                 ----------------------------------------------------
                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                 6/30/02    6/30/01    6/30/00    6/30/99    6/30/98
                                 CLASS A    CLASS A    CLASS A    CLASS A    CLASS A
                                 -------    -------    -------    -------    -------
Net asset value, beginning of
  period                            $1.00      $1.00      $1.00      $1.00      $1.00
                                 --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.020      0.052      0.050      0.045      0.049
                                 --------   --------   --------   --------   --------
Total from investment
  operations                        0.020      0.052      0.050      0.045      0.049
                                 --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income                           (0.020)    (0.052)    (0.050)    (0.045)    (0.049)
                                 --------   --------   --------   --------   --------
Total distributions                (0.020)    (0.052)    (0.050)    (0.045)    (0.049)
                                 --------   --------   --------   --------   --------
Net asset value, end of period      $1.00      $1.00      $1.00      $1.00      $1.00
                                 ========   ========   ========   ========   ========
TOTAL RETURN (B)                     1.97%      5.36%      5.13%      4.58%      5.04%
                                 ========   ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                         $123,370   $117,222   $122,693   $135,705   $133,663
Ratio of operating expenses to
  average net assets                 0.76%      0.81%      0.80%      0.78%      0.76%
Ratio of net investment income
  to average net assets              1.97%      5.20%      5.01%      4.48%      4.92%
Ratio of operating expenses to
  average net assets without
  expense waivers                    0.76%      0.81%      0.80%      0.78%      0.76%

------------------------------------
(a) The Munder Cash Investment Fund Class A Shares commenced operations on December 1, 1992.
(b) Total return represents aggregate total return for the period indicated.

                                               CASH INVESTMENT FUND (A)
                                 ----------------------------------------------------
                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                 6/30/02    6/30/01    6/30/00    6/30/99    6/30/98
                                 CLASS Y    CLASS Y    CLASS Y    CLASS Y    CLASS Y
                                 -------    -------    -------    -------    -------
Net asset value, beginning of
  period                            $1.00      $1.00      $1.00      $1.00      $1.00
                                 --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.022      0.055      0.053      0.047      0.051
                                 --------   --------   --------   --------   --------
Total from investment
  operations                        0.022      0.055      0.053      0.047      0.051
                                 --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income                           (0.022)    (0.055)    (0.053)    (0.047)    (0.051)
                                 --------   --------   --------   --------   --------
Total distributions                (0.022)    (0.055)    (0.053)    (0.047)    (0.051)
                                 --------   --------   --------   --------   --------
Net asset value, end of period      $1.00      $1.00      $1.00      $1.00      $1.00
                                 ========   ========   ========   ========   ========
TOTAL RETURN (B)                     2.23%      5.62%      5.39%      4.84%      5.30%
                                 ========   ========   ========   ========   ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                         $251,634   $203,875   $197,156   $358,125   $327,417
Ratio of operating expenses to
  average net assets                 0.51%      0.56%      0.55%      0.53%      0.51%
Ratio of net investment income
  to average net assets              2.22%      5.45%      5.26%      4.72%      5.17%
Ratio of operating expenses to
  average net assets without
  expense waivers                    0.51%      0.56%      0.55%      0.53%      0.51%

------------------------------------

(a) The Munder Cash Investment Fund Class Y Shares commenced operations on March 14, 1990.
(b) Total return represents aggregate total return for the period indicated.

                                                MONEY MARKET FUND (A)
                                   -----------------------------------------------
                                    YEAR      YEAR      YEAR      YEAR      YEAR
                                    ENDED     ENDED     ENDED     ENDED     ENDED
                                   6/30/02   6/30/01   6/30/00   6/30/99   6/30/98
                                   CLASS A   CLASS A   CLASS A   CLASS A   CLASS A
                                   -------   -------   -------   -------   -------
Net asset value, beginning of
  period                            $1.00     $1.00     $1.00     $1.00      $1.00
                                   -------   -------   -------   -------   -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.017     0.051     0.048     0.044      0.048
                                   -------   -------   -------   -------   -------
Total from investment operations    0.017     0.051     0.048     0.044      0.048
                                   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income                           (0.017)   (0.051)   (0.048)   (0.044)    (0.048)
                                   -------   -------   -------   -------   -------
Total distributions                (0.017)   (0.051)   (0.048)   (0.044)    (0.048)
                                   -------   -------   -------   -------   -------
Net asset value, end of period      $1.00     $1.00     $1.00     $1.00      $1.00
                                   =======   =======   =======   =======   =======
TOTAL RETURN (B)                     1.74%     5.26%     4.86%     4.45%      4.89%
                                   =======   =======   =======   =======   =======
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                           $11,704   $18,272   $37,245   $17,463   $14,749
Ratio of operating expenses to
  average net assets                 1.06%     0.92%     0.90%     0.87%      0.89%
Ratio of net investment income to
  average net assets                 1.77%     5.22%     4.77%     4.36%      4.78%
Ratio of operating expenses to
  average net assets without
  expense waivers                    1.07%     0.92%     0.90%     0.87%      0.89%

------------------------------------
(a) The Munder Money Market Fund Class A Shares commenced operations on July 3, 1995.
(b) Total return represents aggregate total return for the period indicated.

                                                MONEY MARKET FUND (A)
                                   -----------------------------------------------
                                    YEAR      YEAR      YEAR      YEAR      YEAR
                                    ENDED     ENDED     ENDED     ENDED     ENDED
                                   6/30/02   6/30/01   6/30/00   6/30/99   6/30/98
                                   CLASS B   CLASS B   CLASS B   CLASS B   CLASS B
                                   -------   -------   -------   -------   -------
Net asset value, beginning of
  period                            $1.00     $1.00     $1.00     $1.00      $1.00
                                   -------   -------   -------   -------   -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.010     0.044     0.040     0.036      0.040
                                   -------   -------   -------   -------   -------
Total from investment operations    0.010     0.044     0.040     0.036      0.040
                                   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income                           (0.010)   (0.044)   (0.040)   (0.036)    (0.040)
                                   -------   -------   -------   -------   -------
Total distributions                (0.010)   (0.044)   (0.040)   (0.036)    (0.040)
                                   -------   -------   -------   -------   -------
Net asset value, end of period      $1.00     $1.00     $1.00     $1.00      $1.00
                                   =======   =======   =======   =======   =======
TOTAL RETURN (B)                     0.98%     4.48%     4.10%     3.67%      4.09%
                                   =======   =======   =======   =======   =======
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                           $35,449   $37,018   $25,005   $10,133   $   658
Ratio of operating expenses to
  average net assets                 1.81%     1.67%     1.65%     1.62%      1.64%
Ratio of net investment income to
  average net assets                 1.02%     4.47%     4.02%     3.49%      4.04%
Ratio of operating expenses to
  average net assets without
  expense waivers                    1.82%     1.67%     1.65%     1.62%      1.64%

------------------------------------
(a) The Munder Money Market Fund Class B Shares commenced operations on February 16, 1994.

(b) Total return represents aggregate total return for the period indicated.

                                                MONEY MARKET FUND (A)
                                   -----------------------------------------------
                                    YEAR      YEAR      YEAR      YEAR      YEAR
                                    ENDED     ENDED     ENDED     ENDED     ENDED
                                   6/30/02   6/30/01   6/30/00   6/30/99   6/30/98
                                   CLASS C   CLASS C   CLASS C   CLASS C   CLASS C
                                   -------   -------   -------   -------   -------
Net asset value, beginning of
  period                            $1.00     $1.00     $1.00     $1.00      $1.00
                                   -------   -------   -------   -------   -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.010     0.044     0.040     0.036      0.040
                                   -------   -------   -------   -------   -------
Total from investment operations    0.010     0.044     0.040     0.036      0.040
                                   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income                           (0.010)   (0.044)   (0.040)   (0.036)    (0.040)
                                   -------   -------   -------   -------   -------
Total distributions                (0.010)   (0.044)   (0.040)   (0.036)    (0.040)
                                   -------   -------   -------   -------   -------
Net asset value, end of period      $1.00     $1.00     $1.00     $1.00      $1.00
                                   =======   =======   =======   =======   =======
TOTAL RETURN (B)                     0.98%     4.48%     4.10%     3.68%      4.10%
                                   =======   =======   =======   =======   =======
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                           $12,989   $12,231   $9,196    $2,324    $     1
Ratio of operating expenses to
  average net assets                 1.81%     1.67%     1.65%     1.62%      1.64%
Ratio of net investment income to
  average net assets                 1.02%     4.47%     4.02%     3.59%      4.03%
Ratio of operating expenses to
  average net assets without
  expense waivers                    1.82%     1.67%     1.65%     1.62%      1.64%

------------------------------------
(a) The Munder Money Market Fund Class C Shares commenced operations on October 17, 1996.
(b) Total return represents aggregate total return for the period indicated.

                                                MONEY MARKET FUND (A)
                                   ------------------------------------------------
                                    YEAR      YEAR      YEAR       YEAR      YEAR
                                    ENDED     ENDED     ENDED     ENDED      ENDED
                                   6/30/02   6/30/01   6/30/00   6/30/99    6/30/98
                                   CLASS Y   CLASS Y   CLASS Y   CLASS Y    CLASS Y
                                   -------   -------   -------   -------    -------
Net asset value, beginning of
  period                            $1.00     $1.00     $1.00       $1.00     $1.00
                                   -------   -------   -------   --------   -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.020     0.054     0.050       0.046     0.050
                                   -------   -------   -------   --------   -------
Total from investment operations    0.020     0.054     0.050       0.046     0.050
                                   -------   -------   -------   --------   -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income                           (0.020)   (0.054)   (0.050)     (0.046)   (0.050)
                                   -------   -------   -------   --------   -------
Total distributions                (0.020)   (0.054)   (0.050)     (0.046)   (0.050)
                                   -------   -------   -------   --------   -------
Net asset value, end of period      $1.00     $1.00     $1.00       $1.00     $1.00
                                   =======   =======   =======   ========   =======
TOTAL RETURN (B)                     1.99%     5.52%     5.13%       4.71%     5.14%
                                   =======   =======   =======   ========   =======
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                           $12,459   $12,730   $27,942   $139,388   $68,689
Ratio of operating expenses to
  average net assets                 0.81%     0.67%     0.65%       0.62%     0.64%
Ratio of net investment income to
  average net assets                 2.02%     5.47%     5.02%       4.55%     5.03%
Ratio of operating expenses to
  average net assets without
  expense waivers                    0.82%     0.67%     0.65%       0.62%     0.64%

------------------------------------
(a) The Munder Money Market Fund Class Y Shares commenced operations on August 18, 1993.
(b) Total return represents aggregate total return for the period indicated.

                   HOW TO PURCHASE, SELL AND EXCHANGE SHARES

PURCHASING SHARES

Purchase Price of Shares

     Class A shares, Class B, Class C, and Class Y shares of the Funds are sold at the net asset value ("NAV") next determined after a purchase order is received in proper form.

     Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Who May Purchase Class Y Shares

     The following persons may purchase Class Y shares of the Funds:

     - fiduciary and discretionary accounts of institutions;

     - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);

     - directors, trustees, officers and employees of the Munder Funds, MCM and the Funds' distributor;

     - MCM's investment advisory clients; and

     - family members of employees of MCM.

     The Cash Investment Fund also issues Class K shares, which have different sales charges, expense levels and performance. Class K shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about that class.

Policies for Purchasing Shares

     Investment minimums. The minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts ("IRAs"), 403(b), Uniform Gifts to Minors Act ("UGMA") and Uniform Transfers to Minors Act ("UTMA") accounts is $500 per Fund. The minimum subsequent investment per Fund for all account types is $50. For those investors who use the Automatic Investment Plan ("AIP"), the minimum initial and subsequent investment per Fund is $50. We reserve the right to deduct a $6 quarterly fee for all AIP accounts that cease contributions before reaching the applicable account minimum. Before imposing any such fee we will provide you with 30 days' advance written notice.

     Investment minimums for Class A, Class B and Class C shares do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services. We reserve the right to waive any investment minimum. If you wish to invest more than $250,000, you must purchase Class A or Class C shares.

     The minimum initial investment for Class Y shares by fiduciary and discretionary accounts of institutions and by institutional investors is $500,000. Other investors are not subject to any minimum. There is no minimum for subsequent investments.

     Accounts below minimums. If your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum (see "Investment minimums" above), you may increase your balance to that level or that Fund account may be charged a quarterly servicing fee of $6, which includes the cost of any applicable CDSC on shares redeemed to pay the fee. The servicing fee is paid directly to the affected Fund to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long term. In limited circumstances and subject to our sole discretion, we may waive the imposition of this fee. We also reserve the right, upon 30 days' advance written notice, to redeem your account (and forward the redemption proceeds to you) if its value is below the applicable minimum.

Timing of Orders

     Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

METHODS FOR PURCHASING SHARES

Class A, Class B and Class C Shares of the Money Market Fund

     You may only purchase Class A, Class B and Class C shares of the Money Market Fund through an exchange of shares of the corresponding class of another Munder Fund.

Class A, Class B and Class C Shares of the Cash Investment Fund

     You may purchase Class A, Class B and Class C shares of the Cash Investment
Fund:

     - By Broker and/or Financial Advisor. Any broker or financial advisor authorized by the Funds' distributor can sell you shares of the Cash Investment Fund. Please note that brokers or financial advisors may charge you fees for their services.

     - By Mail. You may open an account by completing, signing and mailing an account application form and send a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to: The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

     - By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

          Boston Safe Deposit and Trust Company
          Boston, MA
          ABA #011001234
          DDA #16-798-3
          Account No.:

       You may make additional investments in Class A, Class B or Class C shares of the Cash Investment Fund at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

     - Through the Automatic Investment Plan.

Class Y Shares of the Funds

     You may purchase Class Y shares of either the Money Market Fund or the Cash Investment Fund through the Funds' transfer agent, through the Funds' distributor or through arrangements with a broker-dealer, financial advisor or other financial institution. Class Y shares purchased through a broker-dealer, financial advisor or other financial institution should be purchased through procedures established with that institution. Confirmations of share purchases will be sent to the institution. In addition, Class Y shares may be purchased by mail or by wire, in accordance with the instructions above for opening a new account by mail or by wire shown above for the Class A, Class B and Class C shares of the Cash Investment Fund. You may make additional investments in Class Y shares of either Fund at any time using the wire procedures described above. Note that banks may change fees for transmitting wires. You may also purchase Class Y shares through the Automatic Investment Plan.

EXCHANGING SHARES

Policies for Exchanging Shares

     - You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

     - You may exchange Class C shares of the Funds for Class C or Class II shares of other Munder Funds, based on their relative NAVs.

     - You may exchange Class A shares of the Cash Investment Fund for Class A, Class B or Class C shares of other Munder Funds, based on their relative NAVs.

     - Class A shares of the Funds that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of another Munder Fund at NAV.

     - Class B and Class C shares of the Funds will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

     - You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

     - If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

     - A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

     - Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

     - Brokers or financial advisors may charge you a fee for handling exchanges.

     - We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares

     Exchanges By Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

     Exchanges By Mail. You may send exchange requests to your broker, financial advisor or other financial institution or you may send them directly to the Funds' transfer agent at The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581.

REDEEMING SHARES

Redemption Price

     We will redeem shares at the NAV next determined after we receive the request in proper form. We will reduce the amount you receive by the amount of any applicable CDSC.

     Please see "How to Purchase, Sell and Exchange Shares -- Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares

     Class A, Class B or Class C Shares. For your protection, a medallion signature guarantee is required for the following shares redemption requests:

     - redemption proceeds greater than $50,000;

     - redemption proceeds not being made payable to the record owner of the account;

     - redemption proceeds not being mailed to the address of record on the account;

     - if the redemption proceeds are being transferred to another Munder Fund account with a different registration;

     - change in ownership or registration of the account; or

     - changes to banking information without a voided check being supplied.

     When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("NYSE MSP"). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

     Class Y Shares. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Methods for Redeeming Shares

     Class A, Class B or Class C Shares. You may redeem Class A, Class B or Class C shares of the Funds in several ways:

     - By Mail. You may mail your redemption request to: The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

     - By Telephone. You can redeem your shares by contacting your broker or your financial advisor, or by calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions.

       If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be wired to the commercial bank, registered broker-dealer or financial advisor you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

       During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

     - You may redeem shares through the Systematic Withdrawal Plan.

     - Free Checkwriting is available to holders of Class A shares of the Funds.

     Class Y Shares. You may redeem Class Y shares of the Funds through your bank, financial advisor or other financial institution. You may redeem a portion of your shares of the Funds through the free checkwriting privilege.

     If we receive a redemption order for either Fund before 12:00 noon (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for either Fund is received between 12:00 noon and 4:00 p.m. (Eastern time), payment is normally wired the next business day.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND REDEMPTIONS

All Share Classes

     - We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

     - The Funds reserve the right to reject any purchase order, including exchanges from other Munder Funds.

     - At any time, the Funds may change any of their purchase, redemption or exchange practices, and may suspend the sale of their shares.

     - The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the SEC.

     - We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

     - To limit the Funds' expenses, we no longer issue share certificates.

     - A Fund may temporarily stop redeeming shares if:

          - the NYSE is closed;

          - trading on the NYSE is restricted;

          - an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

          - if the SEC orders the Fund to suspend redemptions.

     - If accepted by a Fund, investors may purchase shares of the Fund with securities which the Fund may hold. MCM will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

     - The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

     - We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

     - If you purchased shares directly from the Funds, the Funds' transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, investment professional or institution, account activity will be detailed in their statements to you.

Class A, B and C Shares

     - We may redeem your account if its value falls below the minimum initial investment as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

Class Y Shares

     - For Class Y shares, we may redeem your account if its value falls below $2,500 upon 30 days' advance written notice. Financial institutions are responsible for transmitting orders and payments for their customers with regard to Class Y shares on a timely basis.

SHAREHOLDER PRIVILEGES

     Automatic Investment Plan ("AIP"). Under the AIP you may arrange for periodic investments in Class A, Class B, Class C or Class Y shares of a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

     Systematic Withdrawal Plan ("SWP"). If you have an account value of $2,500 or more in Class A, Class B or Class C shares of a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the SWP by completing the SWP application form available through the transfer agent. To participate in the SWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the SWP at any time upon notice to the Funds' transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the SWP and you must pay any applicable CDSC when you redeem shares.

     Free Checkwriting. Free checkwriting is available to holders of Class A and Class Y shares of the Funds who complete a checkwriting authorization form and return it to the Funds' transfer agent. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

DISTRIBUTION ARRANGEMENTS

Share Class Selection

     The Funds both offer Class A, Class B, Class C and Class Y shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A Shares

     - Although there is no front-end sales charge on the Funds, other Munder Funds offering Class A shares are subject to such charges. There are several ways to reduce these charges.

     - Lower annual expenses than Class B and Class C shares.

Class B Shares

     - No front-end sales charge. All your money goes to work for you right away.

     - A CDSC on shares you sell within six years of purchase.

     - Higher annual expenses than Class A shares.

     - Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of the Money Market Fund before November 8, 2000 or if you acquired Class B shares of the Money Market Fund or Cash Investment Fund by exchanging shares of another Munder Fund that you purchased before November 8, 2000, your shares will convert automatically six years after issuance of the original purchase.

     - CDSC is waived for certain redemptions.

Class C Shares

     - No front-end sales charge. All your money goes to work for you right away.

     - A CDSC on shares you sell within one year of purchase.

     - Higher annual expenses than Class A shares.

     - Shares do not convert to another class.

Class Y Shares (Only available to certain eligible investors)

     - No front end sales charge. All your money goes to work for you right away.

     - Lower annual expenses than Class A, Class B and Class C shares.

     The Cash Investment Fund also issues Class K shares, which have different sales charges, expense levels and performance. Class K shares carry no sales charges, have no conversion feature and have lower annual expenses than other share classes. Class K shares are only available to certain eligible investors.

CDSC

     You pay a CDSC when you redeem:

     - Class A shares of the Money Market Fund that were acquired through the exchange of Class A shares of another Munder Fund purchased within one year of redemption as part of an investment of $1,000,000 or more;

     - Class A shares of the Cash Investment Fund that were acquired after October 31, 2002, through the exchange of Class A shares of another Munder Fund purchased within one year of redemption as part of an investment of $1,000,000 or more;

     - Class B shares of the Funds within six years of buying them;

     - Class C shares of the Funds within one year of buying them;

     These time periods include the time you held the shares you exchanged to acquire Fund shares. The CDSC for Class C shares, if applicable, is 1%.

     The CDSC schedule for Class B shares of the Funds is set forth below. The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower.

Shares purchased through reinvestment of distributions are not subject to a CDSC.

       YEAR SINCE
        PURCHASE            CDSC %
       ----------           ------
First                         5%
Second                        4%
Third                         3%
Fourth                        3%
Fifth                         2%
Sixth                         1%
Seventh and thereafter        0%

     If you sell some but not all of your shares, certain shares not subject to a CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

     For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000,500 shares X $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

CDSC Waivers

     We will waive the CDSC payable upon redemptions of Class B shares of the Funds which you purchased for:

     - redemptions made within one year after the death of a shareholder or registered joint owner;

     - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

     - involuntary redemptions made by the Fund; and

     - redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

     We will waive the CDSC payable upon redemptions of Class B shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

12B-1 FEES

     The Funds have adopted a Distribution and Service Plan with respect to their Class A, Class B and Class C shares that allows each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Funds may pay up to 0.25% of the daily net assets of Class A, Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Funds or their service providers to provide such services. The Funds may also pay up to 0.75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of their shares.

     Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

OTHER INFORMATION

     In addition to paying 12b-1 fees or service fees, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders. Please note that Comerica Bank, an affiliate of MCM, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

PRICING OF FUND SHARES

     Each Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. Each Fund calculates NAV separately for each class. The NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding.

     The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The Funds' assets may be priced and the Funds may be open for business on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m., Eastern time, on any day the money markets are open but the NYSE is closed will be effected at the net asset value per share of the applicable class of shares of the Fund determined as of 4:00 p.m., Eastern time, on that date. To the extent that other Munder Funds are not open for business, no shareholder exchange activity will be permitted with such other Funds on such days. The NAV of each Fund is generally based on the current market value of the securities held in the Fund.

     In determining each Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

DISTRIBUTIONS

     As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. A Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

     The Funds declare dividends daily and pay the monthly. Both Funds distribute their net realized capital gains, if any, at least annually. Each Fund will pay distributions in additional shares of the same class of that

Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

     If a purchase order for the Money Market Fund is accepted before 12:00 p.m. (Eastern time), the investor will receive dividends for that day. If a purchase order for the Cash Investment Fund is accepted before 2:45 p.m. (Eastern time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.

     If a redemption for the Money Market Fund is received before 12:00 p.m. (Eastern time), the redeeming shareholders will not receive dividends for that day. If a redemption order for the Cash Investment Fund is received before 2:45 p.m. (Eastern time), the redeeming shareholder will not receive dividends for that day.

     It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

FEDERAL TAX CONSEQUENCES

     Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information, which is available to you upon request. You should consult your tax advisor about your own particular tax situation.

     Taxes on Distributions. You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

     Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. However, neither the Money Market Fund nor the Cash Investment Fund expects to distribute any long-term capital gain. Dividend distributions and distributions of short-term capital gains generally will be taxed as ordinary income.

     Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

     Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

     Taxes on Sales or Exchanges. If the shares of the Money Market Fund and the shares of the Cash Investment Fund maintain at all relevant times a net asset value of $1.00 per share (as is expected), then if you sell such shares or exchange them for shares of another Munder Fund, you generally will not recognize taxable gain or loss.

 INFORMATION ABOUT MANAGEMENT OF THE MONEY MARKET FUND AND THE CASH INVESTMENT
                                      FUND

INVESTMENT ADVISER

     Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009, is the investment adviser of each Fund. As of June 30, 2002, MCM managed over $31.2 billion of assets for various institutional clients, including investment companies, pension and profit sharing funds, foundations and insurance companies, as well as for high net worth individuals. Of this amount, approximately $15.0 billion was invested in equity securities, $8.8 billion were invested in money market or other short-term instruments, $6.3 billion were invested in other fixed income securities and $1.4 billion were invested in balanced investments.

     MCM provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

     During the fiscal year ended June 30, 2002, the Cash Investment Fund paid an advisory fee at an annual rate of 0.35% of the average daily net assets of the Fund and the Money Market Fund paid an advisory fee at an annual rate of 0.40% of the average daily net assets of the Fund.

                COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

     The Company is a Maryland corporation and is governed by its Articles of Incorporation, By-Laws and Board of Directors. The Trust is a Massachusetts business trust and is governed by a Declaration of Trust, By-Laws and a Board of Trustees. Both the Money Market Fund and the Cash Investment Fund are also governed by applicable state and Federal law. Certain differences and similarities between the two Funds are summarized below.

SHAREHOLDER LIABILITY

     The Money Market Fund is organized as a series of a Maryland corporation, and it shareholders generally have no personal liability for its acts or obligations. The Cash Investment Fund is organized as a series under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust for the Trust states that shareholders will not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the assets belonging to the respective series of the Trust with respect to which such shareholder's shares are issued, for all losses and expenses of any shareholder held personally liable for the obligations of the Trust solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

VOTING RIGHTS

     Neither the Money Market Fund nor the Cash Investment Fund holds annual meetings of shareholders, although each may hold special meetings for purposes of voting on certain matters as required under the 1940 Act. Special meetings of shareholders of either Fund may be called upon the written request of holders of not less than 10% of that Fund's then outstanding voting securities. On each matter submitted to a vote of the shareholders of the Money Market Fund or the Cash Investment Fund, each shareholder is entitled to one vote for each whole share owned and a proportionate fractional vote for any fractional share outstanding in the shareholder's name on the Fund's books. Shareholders of all classes of each Fund vote together as a Fund, and not by class, except as otherwise required by applicable law or by that Fund's charter documents, or when the matter affects only the interests of a particular class.

LIQUIDATION OR DISSOLUTION

     In the event of the liquidation or dissolution of either the Money Market Fund or the Cash Investment Fund, the shareholders of that Fund are entitled to receive, when and as declared by the Boards of Directors/ Trustees of the Company or the Trust, respectively, the excess of the assets over the liabilities belonging to the Fund. The assets so distributed to shareholders of a Fund would be distributed among the shareholders in proportion to the number of shares of that Fund held by them and recorded on the books of the Fund.

LIABILITY OF DIRECTORS/TRUSTEES

     The By-laws of the Company provide that the Company will indemnify Directors and officers of the Company to the fullest extent permitted by Maryland law and the 1940 Act. The Declaration of Trust of the Trust provides for indemnification of its trustees and officers. However, the By-laws and the Declaration of Trust do not purport to protect or indemnify a trustee or officer against any liability to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

RIGHTS OF INSPECTION

     Except as required by Maryland law, shareholders of the Money Market Fund have only such right to inspect the records, documents, accounts and books of the Fund as may be granted by the Directors of the Company. Maryland corporate law provides that one or more persons who together have owned at least 5% of the outstanding shares of the Money Market Fund for at least 6 months may, on written request, inspect during usual business hours the books of account and stock ledger of the Money Market Fund. Shareholders of the Cash Investment Fund generally have the right to inspect the records, accounts and books of the Trust, as such right is permitted shareholders of a Massachusetts business trust under Massachusetts corporation law. Currently, each shareholder of a Massachusetts business trust is permitted to inspect the records, accounts and books of a corporation for any legitimate business purpose relative to the affairs of the corporation.

     The foregoing is only a summary of certain characteristics of the operations of the Money Market Fund, the Articles of Incorporation and By-laws of the Company and Maryland law and the Cash Investment Fund, the Declarations of Trust of the Trust, and Massachusetts law. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of such documents and state laws governing each Fund for a more thorough description.

ADDITIONAL INFORMATION ABOUT THE MONEY MARKET FUND AND THE CASH INVESTMENT FUND

     Information about the Money Market Fund and the Cash Investment Fund is included in (i) the current Prospectus for the Money Market Fund and the Cash Investment Fund (Class A, Class B and Class C shares) dated October 31, 2001, as supplemented on August 15, 2002; (ii) the Prospectus for the Money Market Fund and the Cash Investment Fund (Class Y shares) dated October 31, 2001, as supplemented on November 15, 2001, December 21, 2001 and August 15, 2002; and
(iii) the Statement of Additional Information for the Money Market Fund and the Cash Investment Fund, dated October 31, 2001, as supplemented on January 24, 2002 and August 15, 2002, each of which have been filed with the SEC. In addition, on August 16, 2002, a post-effective amendment to the Prospectus and Statement of Additional Information of the Cash Investment Fund was filed with the SEC in order to add the Class B and Class C shares of that Fund and is expected to become effective on or about October 15, 2002. Copies of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by writing or calling the Money Market Fund or the Cash Investment Fund at the address or toll-free number listed on the cover page of this Proxy Statement/Prospectus.

     Both the Money Market Fund and the Cash Investment Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the Midwest Regional Office of the SEC, 500 West Madison Street, Suite 1400, Chicago, IL 60661. Copies of such material can also be obtained from the Public Reference

Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                 OTHER BUSINESS

     The Board does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                               VOTING INFORMATION

     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Money Market Fund on or about October 7, 2002. Only shareholders of record as of the close of business on the Record Date, October 1, 2002, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

     A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of the Company at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

PROXY SOLICITATION

     Proxies are solicited by mail. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of MCM and its affiliates or by proxy soliciting firms retained by MCM. MCM has retained Georgeson Shareholder Communications, Inc. ("Georgeson") to provide proxy solicitation services in connection with the Meeting at an estimated cost of $22,000. In addition, MCM may reimburse persons holding shares in their names or names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners. The cost of the solicitation will be borne by MCM.

     As the meeting date approaches, shareholders of the Money Market Fund may receive a call from a representative of Georgeson if the Fund has not yet received its vote. Authorization to permit Georgeson to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Money Market Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Money Market Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, the Georgeson representative is required to ask the shareholder for the shareholder's full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

     If the shareholder information solicited agrees with the information provided to Georgeson by the Money Market Fund, the Georgeson representative has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder's instructions on each proposal. The Georgeson representative, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. Georgeson will record the shareholder's instructions on the card. Within 72 hours, Georgeson will send the shareholder a letter or mailgram to confirm the shareholder's vote and asking the shareholder to call Georgeson immediately if the shareholder's instructions are not correctly reflected in the confirmation.

QUORUM

     The holders of one-third of the shares of the Money Market Fund that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

VOTE REQUIRED

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding shares of the Money Market Fund, with all classes voting together and not by class. Shareholders of the Money

Market Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES"

     For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. As a result, such abstentions and broker "non-votes" will have the effect of a vote against the Reorganization Agreement.

ADJOURNMENTS

     In the event that sufficient votes to approve the Reorganization are not received to approve the proposal, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

SHARE INFORMATION

     The chart below lists the number of shares of each class of the Money Market Fund that were outstanding as of the close of business on the Record
Date:

                       SHARES OUTSTANDING ON RECORD DATE

--------------------------------------------------
 CLASS                MONEY MARKET FUND
--------------------------------------------------
 Class A
--------------------------------------------------
 Class B
--------------------------------------------------
 Class C
--------------------------------------------------
 Class Y
--------------------------------------------------

     On October 1, 2002, to the knowledge of the Company and the Trust, the following shareholders owned, either beneficially or of record, 5% or more of the outstanding shares of the Funds:

-----------------------------------------------------------------------
                          NAME AND ADDRESS      TYPE OF     PERCENTAGE
    NAME OF FUND              OF OWNER         OWNERSHIP      OF FUND
-----------------------------------------------------------------------
-----------------------------------------------------------------------
-----------------------------------------------------------------------
-----------------------------------------------------------------------

     The Company has been advised by Comerica Bank and Munder Fund of Funds, each an affiliate of MCM, that each intends to vote the shares of the Money Market Fund over which it has voting power FOR and AGAINST each proposal at the Meeting in the same proportions as the total votes that are cast FOR and AGAINST that proposal by other shareholders of the Money Market Fund. [Comerica Bank's economic interest in such shares, which are primarily held for the benefit of its customers, is less than 1%.]

     [As of the Record Date, the officers and Directors of the Company beneficially owned as a group less than 1% of the outstanding shares of the Money Market Fund. As of the Record Date, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of the Cash Investment Fund.]

     The votes of the shareholders of the Cash Investment Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

                                 LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of the Cash Investment Fund will be passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.

     THE DIRECTORS OF THE COMPANY, INCLUDING THE INDEPENDENT DIRECTORS, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT INCLUDING THE SALE OF ALL OF THE ASSETS OF THE MONEY MARKET FUND TO THE CASH INVESTMENT FUND, THE TERMINATION OF THE MONEY MARKET FUND AND THE DISTRIBUTION OF SHARES OF THE CASH INVESTMENT FUND TO SHAREHOLDERS OF THE MONEY MARKET FUND, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

                             THE MUNDER FUNDS, INC.
                             THE MUNDER FUNDS TRUST

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 13th day of August, 2002, by and between The Munder Funds Trust, a Massachusetts business trust ("Trust"), with its principal place of business at 480 Pierce Street, Birmingham, Michigan 48009, on behalf of the Munder Cash Investment Fund, a separate series of the Trust ("Acquiring Fund"), and The Munder Funds, Inc., a Maryland corporation ("Company"), with its principal place of business at 480 Pierce Street, Birmingham, Michigan 48009, on behalf of the Munder Money Market Fund, a separate series of the Company ("Acquired Fund").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code"). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest ($0.001 par value per share) of the Acquiring Fund ("Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of the Trust have determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Directors of the Company have determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class Y Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets with respect to each corresponding class (Class A, Class B, Class C and Class Y, respectively), computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, "Assets").

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C and Class Y Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Class Y Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of common stock ($0.01 par value per share) of the Acquired Fund ("Acquired Fund Shares") of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although shares certificates representing interests in Class A, Class B, Class C and Class Y shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class Y Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent, as defined in paragraph 3.3.

     1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     VALUATION

     1.7. The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund's Board of Trustees.

     1.8. The net asset value of a Class A, Class B, Class C and Class Y Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Acquiring Fund's Board of Directors.

     1.9. The number of the Class A, Class B, Class C and Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class Y of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     1.10. All computations of value shall be made by State Street Bank and Trust Company, in its capacity as administrator for the Acquired Fund and the Acquiring Fund and shall be subject to confirmation by each Fund's record keeping agent and by each Fund's independent accountants.

2.   CLOSING AND CLOSING DATE

     2.1. The Closing Date shall be December 13, 2002, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

     2.2. The Company shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the

Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund since the Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 Act"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

     2.3. The Company shall direct PFPC, Inc., in its capacity as transfer agent for the Acquired Fund ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class Y shares owned by each such shareholder immediately prior to the Closing.

     The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     2.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of either the Board of Trustees of the Trust or the Board of Directors of the Company, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.   REPRESENTATIONS AND WARRANTIES

     3.1. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Fund, represents and warrants to the Trust as follows:

          (a) The Acquired Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted;

          (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Class A, Class B, Class C and Class Y Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, the Company, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

          (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Fund, is a party or by which it is bound;

          (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

          (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2002 have been audited by Ernst & Young LLP, independent auditors, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (j) Since June 30, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

          (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

          (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Company, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

          (p) The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph
(p) shall not apply
to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

     3.2. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Company as follows:

          (a) The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust on to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, Class B, Class C and Class Y Acquiring Fund Shares under the 1933 Act, is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

          (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

          (g) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

          (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at June 30, 2002 have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (i) Since June 30, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

          (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

          (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The Class A, Class B, Class C and Class Y Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund; and

          (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

          (p) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and
(ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     4.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     4.2. The Company will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     4.3. The Acquired Fund covenants that the Class A, Class B, Class C and Class Y Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     4.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

     4.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     4.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 ("Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     4.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class Y Acquiring Fund Shares received at the Closing.

     4.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     4.9. The Company, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Acquiring Fund's, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

     4.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Company, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Company's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     5.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     5.2. The Company, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

     5.3. The Company, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

     5.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, Class B, Class C and Class Y Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Company, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     6.1. All representations and warranties of the Company, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. The Company shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and liabilities, as of the Closing Date, certified by the Treasurer of the Company;

     6.3. The Company, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

     6.4. The Company, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Fund, on or before the Closing Date;

     6.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, Class B, Class C and Class Y Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     6.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

7. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     7.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Company's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

     7.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's or to the Company's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     7.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust or the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     7.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     7.5. The parties shall have received the opinion of counsel to the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to the Company of representations it shall request of the Trust and the Company. Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.5.

8.   INDEMNIFICATION

     8.1. The Trust, out of the Acquiring Fund's assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     8.2. The Company, out of the Acquired Fund's assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.   BROKERAGE FEES AND EXPENSES

     9.1. The Trust, on behalf of the Acquiring Fund, and the Company, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. The expenses relating to the proposed Reorganization will be borne solely by Munder Capital Management and its affiliates. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1. The Trust and the Company agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

11. TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the either the Board of Trustees of the Trust or the Board of Directors of the Company, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable.

12. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Company pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class A, Class B, Class C and Class Y Acquiring Fund Shares to be issued to the Class A, Class B, Class C and Class Y Acquired Fund Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Trust and the Company, 480 Pierce Street, Birmingham, Michigan 48009, attn: Stephen J. Shenkenberg, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jane A. Kanter.

14. HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

                                       THE MUNDER FUNDS, INC.
                                       ON BEHALF OF ITS

                                       MUNDER MONEY MARKET FUND

                                       BY:
                                           -------------------------------------

                                       TITLE:
                                              ----------------------------------

                                       THE MUNDER FUNDS TRUST
                                       ON BEHALF OF ITS

                                       MUNDER CASH INVESTMENT FUND

                                       BY:
                                           -------------------------------------

                                       TITLE:
                                              ----------------------------------

                                     PART B

                             THE MUNDER FUNDS TRUST

                          MUNDER CASH INVESTMENT FUND
------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER 7, 2002
------------------------------------------------------------------------------

-------------------------------------------------------------------
    Acquisition of the Assets and
    Liabilities of Munder Money
    Market Fund
                                     By and in Exchange for Shares
                                     of Munder Cash Investment Fund
    ("Money Market Fund")
                                     ("Cash Investment Fund")
    (a series of The Munder Funds,
    Inc.)
                                     (a series of The Munder Funds
                                     Trust)
    480 Pierce Street, Birmingham,
    MI 48009
                                     480 Pierce Street, Birmingham,
                                     MI 48009
-------------------------------------------------------------------

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/ Prospectus dated October 7, 2002, relating specifically to the proposed transfer of all of the assets of the Money Market Fund to the Cash Investment Fund and the assumption of all the liabilities of the Money Market Fund in exchange for shares of the Cash Investment Fund having an aggregate value equal to those of the Money Market Fund. To obtain a copy of the Proxy Statement/Prospectus, please write to The Munder Funds, Inc., 480 Pierce Street, Birmingham, MI 48009 or call (248) 647-9201. The transfers are to occur pursuant to an Agreement and Plan of Reorganization.

     This Statement of Additional Information of The Munder Funds Trust consists of this cover page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

          (1) (i) the current Prospectus for the Money Market Fund and the Cash Investment Fund (Class A, Class B and Class C shares) dated October 31, 2001, (previously filed on EDGAR, Accession No:
          0000940180-01-500502), as supplemented August 15, 2002 (previously
          filed on EDGAR, Accession No: 0000940180-02-001514) and           ,
          2002 (previously filed on EDGAR, Accession No:           ); (ii) the
          Prospectus
          for the Money Market Fund and the Cash Investment Fund (Class Y shares) dated October 31, 2001 (previously filed on EDGAR, Accession
          No: 0000940180-01-500502), as supplemented on November 15, 2001
          (previously filed on EDGAR, Accession No: 0000940180-01-500669) December 21, 2001 (previously filed on EDGAR, Accession No:
          00940180-01-500736), and August 15, 2002 (previously filed on EDGAR, Accession No: 0000940180-02-001514);

          (2) The Statement of Additional Information of The Munder Funds Trust dated October 31, 2001 (previously filed on EDGAR, Accession No:
          0000940180-01-500502), as supplemented on January 24, 2002 (previously filed on EDGAR, Accession No: 0000940180-02-000159), August 15, 2002
          (previously filed on EDGAR, Accession No: 0000940180-02-001514), and
                    , 2002 (previously filed on EDGAR, Accession No:
                    ); and

          (3) Annual Report to Shareholders of The Munder Funds (Class A, Class B, Class C and Class Y shares) for the fiscal year ended June 30, 2002 (previously filed on EDGAR, Accession No: 0000950124-02-002876).

PROXY CARD                                     THE MUNDER FUNDS, INC.                                 PROXY CARD
                                             MUNDER MONEY MARKET FUND

                                 SPECIAL MEETING OF SHAREHOLDERS DECEMBER 11, 2002

This Proxy is Solicited on Behalf of the Board of Directors.
The undersigned revoke(s) all previous proxies and appoint(s) Stephen J. Shenkenberg, Melanie Mayo West or Mary
Ann Shumaker or either one of them, attorneys, with full power of substitution to vote all shares of the Munder
Money Market Fund (Fund) of the Munder Funds, Inc. (Company) which the undersigned is entitled to vote at the
Special Meeting of Shareholders of the Fund to be held at the offices of Munder Capital Management, 480 Pierce
Street, Birmingham, Michigan, 48009, on Wednesday, December 11, 2002 at 10:00 a.m. Eastern time, and at any adjournments or postponements thereof.

Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

                                                        VOTE VIA THE INTERNET:
                                                        HTTPS://VOTE.PROXY-DIRECT.COM
                                                        VOTE VIA THE TELEPHONE:  1-800-597-7836
                                                        CONTROL NUMBER:  999  9999  9999  999


CHECK HERE IF YOU PLAN TO ATTEND THE MEETING.   [ ]


                                                        NOTE: Please sign your name exactly as it appears in the
                                                        registration. If shares are held in the name of two or
                                                        more persons, in whatever capacity, only ONE need sign.
                                                        When signing in a fiduciary capacity, such as executor or
                                                        attorney, please so indicate. When signing on behalf of a
                                                        partnership or corporation, please indicate title.

                                                        _________________________________________________________
                                                        Signature

                                                        _________________________________________________________
                                                        Dated


                                                                                                [ ]


  PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  EXAMPLE:   [X]

IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.  As to any other matter, said attorneys will vote in accordance with their best judgment.  THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL.

                                                                                        FOR             AGAINST        ABSTAIN


1.   To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Munder Money Market Fund by the
     Munder Cash Investment Fund and the assumption of all liabilities of the           [ ]               [ ]            [ ]
     Munder Money Market Fund by the Munder Cash Investment Fund in exchange for shares of the Munder Cash Investment Fund and the subsequent liquidation of the Munder Money Market Fund.

2. To transact such other business as may properly come before the Meeting or any adjournment or postponements thereof.


Please refer to the Proxy Statement for a discussion of this matter.





         PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.



                                     PART C

                               OTHER INFORMATION

Item 15.  Indemnification.

     The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A as filed on August 16, 2002.

Item 16.      Exhibits
  ----        ------------------------------------------------------------------
   (1)        (a) Declaration of Trust of the Registrant, dated August 30, 1989, is incorporated herein by reference to the Registrant's
                  Registration Statement on Form N-1A filed with the Commission on September 1, 1989.
              (b) Amendment No. 1 to Declaration of Trust of the Registrant is
                  incorporated herein by reference to Pre-Effective Amendment
                  No. 1 to the Registrant's Registration Statement on Form N-1A
                  filed with the Commission on November 21, 1989.
              (c) Amendment No. 2 to Declaration of Trust of the Registrant is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 1 to the Registrant's Registration Statement on Form N-1A
                  filed with the Commission on February 22, 1990.
              (d) Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 20 filed with the Commission on June 28, 1995.
              (e) Certificate of Classification of Shares, dated August 30,
                  1991, pertaining to Class D shares; Class E shares; Class F shares; Class G shares; Class H shares; and Class I shares is incorporated herein by reference to Post-Effective Amendment
                  No. 7 to the Registrant's Registration Statement on Form N-1A
                  filed with the Commission on August 3, 1992.

              (f) Certificate of Classification of Shares pertaining to Class
                  A-1 shares and Class A-2 shares; Class B-1 shares and Class
                  B-2 shares; Class C-1 shares and Class C-2 shares; Class D-1 shares and Class D-2 shares; Class E-1 shares and Class E-2 shares; Class F-1 shares and Class F-2 shares; Class G-1
                  shares and Class G-2 shares; Class H-1 shares and Class H-2 shares; Class I-1 shares and Class I-2 shares; Class J shares;
                  Class J-1 shares; and Class J-2 shares; and Class K shares;
                  Class K-1 shares and Class K-2 shares is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.
              (g) Certificate of Classification of Shares pertaining to Class L shares, Class L-1 shares and Class L-2 shares is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1993.
              (h) Certificate of Classification of Shares pertaining to Class M shares, Class M-1 shares and Class M-2 shares is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 29, 1993.
              (i) Certificate of Classification of Shares pertaining to Class N shares, Class N-1 shares and Class N-2 shares is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1993.
              (j) Certificate of Classification of Shares pertaining to Class O shares, Class O-1 shares and Class O-2 shares; Class P shares,
                  Class P-1 shares and Class P-2 shares is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1994.

              (k) Certificate of Classification of Shares pertaining to Class
                  A-3 shares; Class D-3 shares; Class E-3 shares; Class G-3 shares; Class H-3 shares; Class I-3 shares; Class J-3 shares;
                  Class K-3 shares; Class L-3 shares; Class M-3 shares; Class
                  N-3 shares; Class O shares; Class O-1 shares; Class O-2 shares; Class O-3 shares; Class P shares; Class P-1 shares;
                  Class P-2 shares and Class P-3 shares is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1994.
              (l) Certificate of Classification of Shares pertaining to Class
                  D-4 shares, E-4 shares, F-4 shares, G-4 shares, H-4 shares, I-4 shares, K-4 shares, L-4 shares, M-4 shares, N-4 shares, O-4 shares and P-4 shares is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's
                  Registrations Statement on Form N-1A filed with the Commission on June 28, 1995.
              (m) Certificate of Classification of Shares pertaining to Class
                  F-3 for the Index Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registrations Statement on Form N-1A filed with the Commission on October 28, 1996.
              (n) Form of Certificate of Classification of Shares pertaining to
                  Class A-3 and Class A-4 for the Cash Investment Fund is incorporated herein by reference to Post-Effective Amendment
                  No. 34 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 16, 2002.

   (2) Amended and Restated By-Laws, dated May 21, 2002, are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed with the
              Commission on August 16, 2002.

   (3)        Not Applicable.

   (4)*       Form of Agreement and Plan of Reorganization.

------------------------------------

* Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

   (5)        Not Applicable.

   (6)        (a) Amended and Restated Investment Advisory Agreement, dated May
                  15, 2001, among Registrant, The Munder Trust, The Munder
                  Framlington Funds Trust, St. Clair Funds, Inc. and Munder
                  Capital Management is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's
                  Registrations Statement on Form N-1A filed with the Commission on August 16, 2002.
              (b) Amended and Restated Investment Advisory Agreement, dated May
                  15, 2001, among Registrant, St. Clair Funds, Inc. and World
                  Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's
                  Registrations Statement on Form N-1A filed with the Commission on October 26, 2001.
              (c) Amendment to Amended and Restated Investment Advisory
                  Agreement dated October 15, 2001, among Registrant, St. Clair
                  Funds, Inc. and World Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 16, 2002.

   (7)        Amended and Restated Combined Distribution Agreement, dated May
              15, 2001, among Registrant, The Munder Funds Trust, The Munder
              Framlington Funds Trust, St. Clair Funds, Inc. and Funds
              Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registrations
              Statement on Form N-1A filed with the Commission on October 26,
              2001.

   (8)        Not Applicable.

   (9)        Master Custodian Agreement, dated September 26, 2001, among
              Registrant, The Munder Funds, Inc., The Munder Framlington Funds
              Trust, St. Clair Funds, Inc. and State Street Bank and Trust
              Company is incorporated herein by reference to Post-Effective
              Amendment No. 32 to the Registrant's Registrations Statement on
              Form N-1A filed with the Commission on October 26, 2001.

  (10)        (a) Amended and Restated Combined Distribution and Service Plan,
                  dated August 13, 2002, is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's
                  Registrations Statement on Form N-1A filed with the Commission on August 16, 2002.
  (10)        (b) Amended and Restated Multi-Class Plan, dated August 13, 2002, is incorporated herein by reference to Post-Effective
                  Amendment No. 34 to the Registrant's Registrations Statement on Form N-1A filed with the Commission on August 16, 2002.

  (11) Opinion and consent of Dechert regarding legality of issuance of shares and other matters.

  (12)        Form of opinion of Dechert regarding tax matters.

  (13)        Not Applicable.

  (14)        Consent of Independent Accountants.

  (15)        Not Applicable.

  (16) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 30 and 31 to the Registrant's
              Registration Statement on Form N-1A filed with the Commission on October 25, 2000 and September 24, 2001, respectively.

Item 17.      Undertakings.
--------      -------------
     (1)      The undersigned Registrant agrees that prior to any
              public reoffering of the securities registered
              through the use of a prospectus which is a part of
              this registration statement by any person or party
              who is deemed to be an underwriter within the
              meaning of Rule 145(c) of the Securities Act of
              1933, as amended, the reoffering prospectus will
              contain the information called for by the applicable
              registration form for reofferings by persons who may
              be deemed underwriters, in addition to the
              information called for by the other items of the
              applicable form.
     (2)      The undersigned Registrant agrees that every
              prospectus that is filed under paragraph (1) above
              will be filed as a part of an amendment to the
              registration statement and will not be used until
              the amendment is effective, and that, in determining
              any liability under the Securities Act of 1933, as
              amended, each post-effective amendment shall be
              deemed to be a new registration statement for the
              securities offered therein, and the offering of the
              securities at that time shall be deemed to be the
              initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Birmingham, in the State of Michigan, on the 4th day of September, 2002.

                                    THE MUNDER FUNDS TRUST
                                    By:         /s/ JAMES C. ROBINSON
                                        ----------------------------------------
                                        James C. Robinson, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

             SIGNATURES                       TITLE               DATE
             ----------                       -----               ----

*                                            Trustee        September 4, 2002
------------------------------------
Charles W. Elliott


*                                            Trustee        September 4, 2002
------------------------------------
Joseph E. Champagne


*                                            Trustee        September 4, 2002
------------------------------------
Thomas D. Eckert


*                                            Trustee        September 4, 2002
------------------------------------
John Rakolta, Jr.


*                                            Trustee        September 4, 2002
------------------------------------
David J. Brophy


*                                            Trustee        September 4, 2002
------------------------------------
Michael T. Monahan


*                                            Trustee        September 4, 2002
------------------------------------
Arthur T. Porter

             SIGNATURES                       TITLE               DATE
             ----------                       -----               ----


*                                           President       September 4, 2002
------------------------------------       (Principal
James C. Robinson                      Executive Officer)


*                                           Treasurer       September 4, 2002
------------------------------------       (Principal
Cherie Ugorowski                          Financial and
                                       Accounting Officer)


By:      /s/ STEPHEN J. SHENKENBERG
    ----------------------------------------
   Stephen J. Shenkenberg
   as Attorney-in-Fact

                               INDEX OF EXHIBITS

     (11) Opinion and Consent of Dechert regarding the issuance of shares.

     (12) Form of opinion of Dechert regarding tax matters.

     (14) Consent of Independent Accountants.